Assets Held for Sale and Other Current Asset (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Assets and Liabilities Held for Sale
As of December 31, 2020 and 2019, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2020				2019
		Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
White cement assets in Spain	$	107	—	107	$	106	—	106
Kosmos’ assets in the United States		—	—	—		457	14	443
Assets in the United Kingdom		—	—	—		229	23	206
Other assets held for sale 1		80	6	74		47	—	47

	$	187	6	181	$	839	37	802

1	In 2020, includes assets and liabilities of $26 and $6, respectively, associated with a committed sale of certain assets in France negotiated in December 2020.